ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive loss (“AOCL”) during the years ended December 31 follows (1):

	Unrealized Losses on Available for Sale Securities	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Cash Flow Hedges	Unrealized Losses on Settled Derivatives	Dispropor- tionate Tax Effects from Cash Flow Hedges	Total
	(In thousands)
2013
Balances at beginning of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)
Income tax	181	(181)	258	-	(258)	-
Balances at beginning of period, net of tax	(335)	(5,798)	(481)	-	(1,444)	(8,058)
Terminated cash flow hedge	-	-	370	(370)	-	-
Other comprehensive income (loss) before reclassifications	(2,877)	-	(24)	-	-	(2,901)
Amounts reclassified from AOCL	12	-	135	123	1,444	1,714
Net current period other comprehensive income (loss)	(2,865)	-	111	123	1,444	(1,187)
Balances at end of period	$(3,200)	$(5,798)	$-	$(247)	$-	$(9,245)

2012
Balances at beginning of period	$(3,579)	$(5,617)	$(1,103)	$(436)	$(1,186)	$(11,921)
Other comprehensive income (loss) before reclassifications	3,917	-	(127)	-	-	3,790
Amounts reclassified from AOCL	(854)	-	491	436	-	73
Net current period other comprehensive income (loss)	3,063	-	364	436	-	3,863
Balances at end of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)

2011
Balances at beginning of period	$(4,448)	$(5,313)	$(1,420)	$(1,095)	$(844)	$(13,120)
Disproportionate tax effects	-	(304)	-	-	(342)	(646)
Other comprehensive income (loss) before reclassifications	313	-	(482)	-	-	(169)
Amounts reclassified from AOCL	556	-	799	659	-	2,014
Net current period other comprehensive income (loss)	869	(304)	317	659	(342)	1,199
Balances at end of period	$(3,579)	$(5,617)	$(1,103)	$(436)	$(1,186)	$(11,921)

(1)	2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).

Summary of reclassifications out of each component of AOCL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2013
Unrealized losses on available for sale securities
	$7	Net gains on securities
	(26)	Net impairment loss recognized in earnings
	(19)	Total reclassifications before tax
	(7)	Tax expense (benefit)
	$(12)	Reclassifications, net of tax

Unrealized losses on cash flow hedges
	$(208)	Interest expense
	(73)	Tax expense (benefit)
	$(135)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(189)	Interest expense
	(66)	Tax expense (benefit)
	$(123)	Reclassification, net of tax

Disproportionate tax effects from cash flow
hedges	$1,444	Tax expense (benefit)

	$(1,714)	Total reclassifications for the period, net of tax

2012
Unrealized losses on available for sale securities
	$1,193	Net gains on securities
	(339)	Net impairment loss recognized in earnings
	854	Total reclassifications before tax
	-	Tax expense (benefit)
	$854	Reclassifications, net of tax

Unrealized losses on cash flow hedges
	$(491)	Interest expense
	-	Tax expense (benefit)
	$(491)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(436)	Interest expense
	-	Tax expense (benefit)
	$(436)	Reclassification, net of tax

	$(73)	Total reclassifications for the period, net of tax

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2011
Unrealized losses on available for sale securities
	$204	Net gains on securities
	(760)	Net impairment loss recognized in earnings
	(556)	Total reclassifications before tax
	-	Tax expense (benefit )
	$(556)	Reclassifications, net of tax

Disproportionate tax effects from available for sale securities	$(304)	Tax expense (benefit )

Unrealized losses on cash flow hedges
	$(799)	Interest expense
	-	Tax expense (benefit )
	$(799)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(659)	Interest expense
	-	Tax expense (benefit )
	$(659)	Reclassification, net of tax

Disproportionate tax effects from cash flow hedges	$(342)	Tax expense (benefit )

	$(1,368)	Total reclassifications for the period, net of tax